Financial instruments - Fair values and risk management - Reconciliation of Level 3 fair values (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Changes in fair value recognized in profit or loss	$ 0	$ 0	$ (29,054,669)
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Balance at January 1	17,537,608	9,906,000
Additions	10,002,442	20,000,000
Redemption	0	(3,004,897)
Changes in fair value recognized in profit or loss	(7,134,786)	(9,363,495)
Balance at December 31	$ 20,405,264	$ 17,537,608	$ 9,906,000